N-2 - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Cover [Abstract]
Entity Central Index Key	0001503290
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	abrdn Income Credit Strategies Fund
Financial Highlights [Abstract]
Senior Securities Amount	$ 105,000	$ 88,000	$ 118,000	$ 81,200	$ 72,000	$ 83,000
Senior Securities Coverage per Unit	$ 4,870	$ 3,348	$ 3,399	$ 3,178	$ 3,263	$ 3,217
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s primary investment objective is to seek a high level of current income, with a secondary objective of capital appreciation.
Risk Factors [Table Text Block]
9.  Portfolio Investment Risks
a.  Bank Loan Risk:
There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. In addition, bank loans may settle on a delayed basis, resulting in the proceeds from the sale of such loans not being readily available to make additional investments or distributions. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders.
b.  Credit and Market Risk:
A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund's investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading.
c.  Emerging Markets Risk:
Investing in the securities of issuers operating in emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies or governments located in emerging market countries tend to be especially volatile and may be less liquid than securities traded in developed countries. Securities in these countries have been characterized by greater potential loss than securities of companies and governments located in developed countries. Investments in the securities of issuers located in emerging markets could be affected by risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries, and potential difficulties in enforcing contractual obligations.
Russia/Ukraine Risk. In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of the Funds’ investments.
d.  High-Yield Bonds and Other Lower-Rated Securities Risk:
The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.
e.  Interest Rate Risk:
The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The Fund may be subject to a greater risk of rising interest rates due to current interest rate environment and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.
f.  Risks Associated with Foreign Securities and Currencies:
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries. Foreign securities may also be harder to price than U.S. securities.
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Advisers are unsuccessful.

Annual Dividend Payment	$ 0.6	1.2	$ 1.2	$ 1.4	$ 1.44	$ 1.44
Lowest Price or Bid	6.32
Highest Price or Bid	8.5
Lowest Price or Bid, NAV	6.65
Highest Price or Bid, NAV	$ 7.38
Highest Price or Bid, Premium (Discount) to NAV [Percent]	16.28%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	(8.09%)
Share Price	$ 6.73	6.37
NAV Per Share	$ 7.03	$ 6.72
Latest Premium (Discount) to NAV [Percent]	(4.27%)	(5.21%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Held [Shares]	52,075,560
Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
a.  Bank Loan Risk:
There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. In addition, bank loans may settle on a delayed basis, resulting in the proceeds from the sale of such loans not being readily available to make additional investments or distributions. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders.

Credit and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
b.  Credit and Market Risk:
A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund's investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
c.  Emerging Markets Risk:
Investing in the securities of issuers operating in emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies or governments located in emerging market countries tend to be especially volatile and may be less liquid than securities traded in developed countries. Securities in these countries have been characterized by greater potential loss than securities of companies and governments located in developed countries. Investments in the securities of issuers located in emerging markets could be affected by risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries, and potential difficulties in enforcing contractual obligations.
Russia/Ukraine Risk. In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of the Funds’ investments.

High Yield Bonds And Other Lower Rated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
d.  High-Yield Bonds and Other Lower-Rated Securities Risk:
The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
e.  Interest Rate Risk:
The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The Fund may be subject to a greater risk of rising interest rates due to current interest rate environment and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Risks Associated with Foreign Securities And Currencies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
f.  Risks Associated with Foreign Securities and Currencies:
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries. Foreign securities may also be harder to price than U.S. securities.
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Advisers are unsuccessful.